Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Schedule of cash and cash equivalents

	Dec 31, 2018	Dec 31, 2017
(in thousands)	US $	US $
Cash and cash equivalents at bank	12,279	22,651
	12,279	22,651